Condensed Consolidated Statement of Changes in Stockholders' (Deficiency) (Parenthetical)	3 Months Ended
Mar. 31, 2022
Equity [Abstract]
Stockholders' Equity, Reverse Stock Split	reverse stock split of 1 share for 1,500 shares